John Hancock Global Climate Action Fund Expense Example - Class NAV [Member] - John Hancock Global Climate Action Fund - Class NAV	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,664
Expense Example, with Redemption, 10 Years	$ 3,756